Offerings - Offering: 1	Jun. 23, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 7,139,703.00
Amount of Registration Fee	$ 985.99
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $985.99 was paid in connection with the filing of the Schedule TO-I by Hamilton Lane Private Infrastructure Fund (File No. 005-94970) on February 6, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.